Other Intangible Assets, net and Goodwill (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets
The following tables summarize the gross carrying amounts and accumulated amortization of the Company’s identifiable intangible assets by major class:

	December 31, 2021			December 31, 2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Finite-lived intangible assets
Customer relationships	$8,279,079	$(514,828)	$7,764,251	$5,598,175	$(261,350)	$5,336,825
Databases and content	2,577,131	(590,998)	1,986,133	1,848,041	(464,683)	1,383,358
Computer software	733,106	(320,096)	413,010	658,976	(209,611)	449,365
Trade names	62,093	(10,503)	51,590	18,606	(2,360)	16,246
Backlog	29,104	(13,051)	16,053	29,216	(5,905)	23,311
Finite-lived intangible assets	11,680,513	(1,449,476)	10,231,037	8,153,014	(943,909)	7,209,105
Indefinite-lived intangible assets
Trade names	161,317	—	161,317	161,245	—	161,245
Total intangible assets	$11,841,830	$(1,449,476)	$10,392,354	$8,314,259	$(943,909)	$7,370,350

Schedule of weighted-average amortization period for finite-lived intangible assets
The weighted-average amortization period for each class of finite-lived intangible assets and for total finite-lived intangible assets, which range between 4 and 23 years, is as follows:

Remaining Weighted - Average Amortization Period (in years)
Customer relationships	22.12
Databases and content	14.18
Computer software	11.04
Trade names	9.59
Backlog	4.00
Total	20.10

Schedule of estimated amortization for five succeeding years
Estimated amortization for each of the five succeeding years as of December 31, 2021 is as follows:

2022	$656,866
2023	621,902
2024	592,265
2025	575,082
2026	565,370
Thereafter	7,153,309
Subtotal finite-lived intangible assets	10,164,794
Internally developed software projects in process	66,243
Total finite-lived intangible assets	10,231,037
Intangibles with indefinite lives	161,317
Total intangible assets	$10,392,354

Schedule of change in the carrying amount of goodwill	The change in the carrying amount of goodwill is shown below:

	A&G Segment	LS&H Segment	IP Segment	Consolidated Total
Balance as of December 31, 2019(1)	$719,140	$190,778	$418,127	$1,328,045
Acquisition(1)(2)	357,808	854,403	3,289,683	4,501,894
Divestiture	—	—	(9,129)	(9,129)
Impact of foreign currency fluctuations and other	607	—	221,547	222,154
Balance as of December 31, 2020(1)	$1,077,555	$1,045,181	$3,920,228	$6,042,964
Acquisition(1)	1,785,994	132,770	27,022	1,945,786
Impact of foreign currency fluctuations and other	(924)	(688)	(82,275)	(83,887)
Balance as of December 31, 2021(1)	$2,862,625	$1,177,263	$3,864,975	$7,904,863
(1) The prior year amounts have been recast for a reclassification of allocated goodwill between reporting units. Refer to Note 22 - Segment Information for additional information.
(2) The buyer-specific synergy goodwill related to the CPA Global purchase price allocation (see Note 4 - Business Combinations) was reclassified to the reporting units expected to benefit from the acquisition. See below for additional information.